TAXATION - Income /(loss) before income taxes from continuing operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income /(loss) before income taxes from continuing operations is attributable to the following geographic locations
United States	$ (2,843)	$ (7,305)	$ (6,737)
Foreign	(318)	(1,947)	(457)
LOSS BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	$ (3,161)	$ (9,252)	$ (7,194)